Other Intangible Assets, Net (Schedule Of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other Intangible Assets, Net [Abstract]
2012	$ 52,881
2013	43,313
2014	26,947
2015	18,275
2016	10,147
2017 and thereafter	3,995
Total	$ 155,558